Harbor Target Retirement Funds

Supplement to Prospectus dated March 1, 2020
August 12, 2020
All Target Retirement Funds
Effective August 12, 2020, the “Harbor Target Retirement Funds – Target Allocation” table within “The Funds’ Investments” section on page 42 is hereby replaced with the following:
HARBOR TARGET RETIREMENT FUNDS - TARGET ALLOCATION AS OF AUGUST 12, 2020
	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	Income Fund
Equity
Harbor Capital Appreciation Fund	8%	7%	6%	6%	5%	5%	4%	3%	2%	1%
Harbor Diversified International All Cap Fund	12	12	11	9	9	8	6	5	3	3
Harbor Global Leaders Fund	5	5	4	4	3	3	2	2	2	1
Harbor International Fund	12	12	11	9	9	8	6	5	3	3
Harbor International Growth Fund	12	12	11	9	9	8	6	5	3	3
Harbor Large Cap Value Fund	14	13	12	11	10	8	7	6	5	3
Harbor Mid Cap Growth Fund	6	6	5	5	4	4	3	3	2	1
Harbor Mid Cap Value Fund	9	9	8	7	7	5	5	4	3	2
Harbor Small Cap Growth Fund	5	5	5	5	4	3	3	2	2	1
Harbor Small Cap Value Fund	6	6	6	5	5	4	4	2	2	1
Harbor Strategic Growth Fund	4	4	3	3	3	2	2	3	2	1
Total Equity	93	91	82	73	68	58	48	40	29	20
Fixed Income
Harbor Bond Fund	4%	5%	7%	11%	10%	13%	16%	20%	23%	26%
Harbor Core Bond Fund	0	0	3	7	10	13	16	20	23	26
Harbor High-Yield Bond Fund	3	4	8	9	12	16	20	20	18	18
Total Fixed Income	7	9	18	27	32	42	52	60	64	70
Money Market
Harbor Money Market Fund	0%	0%	0%	0%	0%	0%	0%	0%	7%	10%
Total Money Market	0	0	0	0	0	0	0	0	7	10
	100%	100%	100%	100%	100%	100%	100%	100%	100%	100%

Harbor Target Retirement Funds
Supplement to Prospectus dated March 1, 2020 — Continued

Harbor Target Retirement Income Fund
Effective August 12, 2020, the sections entitled “Annual Fund Operating Expenses” and “Expense Example” under “Fees and Expenses of the Fund” in the Prospectus are deleted and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses[1],[2]	0.69%
Total Annual Fund Operating Expenses[3]	0.69%
1  The Fund’s shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See “The Adviser” on page -1 for further details.
2  Restated to reflect current fees.
3  Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional	$70	$240	$424	$958

Harbor Target Retirement Funds
Supplement to Prospectus dated March 1, 2020 — Continued

Harbor Target Retirement 2020 Fund
Effective August 12, 2020, the sections entitled “Annual Fund Operating Expenses” and “Expense Example” under “Fees and Expenses of the Fund” in the Prospectus are deleted and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses[1],[2]	0.71%
Total Annual Fund Operating Expenses[3]	0.71%
1  The Fund’s shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See “The Adviser” on page -1 for further details.
2  Restated to reflect current fees.
3  Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional	$73	$246	$435	$981

Harbor Target Retirement Funds
Supplement to Prospectus dated March 1, 2020 — Continued

Harbor Target Retirement 2030 Fund
Effective August 12, 2020, the sections entitled “Annual Fund Operating Expenses” and “Expense Example” under “Fees and Expenses of the Fund” in the Prospectus are deleted and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses[1],[2]	0.75%
Total Annual Fund Operating Expenses[3]	0.75%
1  The Fund’s shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See “The Adviser” on page -1 for further details.
2  Restated to reflect current fees.
3  Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional	$77	$257	$453	$1,018

Harbor Target Retirement Funds
Supplement to Prospectus dated March 1, 2020 — Continued

Harbor Target Retirement 2050 Fund
Effective August 12, 2020, the sections entitled “Annual Fund Operating Expenses” and “Expense Example” under “Fees and Expenses of the Fund” in the Prospectus are deleted and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses[1],[2]	0.79%
Total Annual Fund Operating Expenses[3]	0.79%
1  The Fund’s shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See “The Adviser” on page -1 for further details.
2  Restated to reflect current fees.
3  Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional	$81	$267	$470	$1,054
Investors Should Retain This Supplement For Future Reference
S0820.P.TR